Capital stock and capital risk management	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Capital stock and capital risk management
Note 21. Capital stock and capital risk management
21.1 Capital stock
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2022, 2021 and 2020:

	Series A	Series C	Total
Amounts as of December 31, 2019	659,399	—	659,399
Number of shares	87,133,504	2	87,133,506

Series A shares to be granted in LTIP	1	—	1
Number of shares	717,782	—	717,782

Amounts as of December 31, 2020	659,400	—	659,400
Number of shares	87,851,286	2	87,851,288

Reduction of capital stock adopted at the Ordinary General Shareholders’ meeting on December 14, 2021	(72,695)	—	(72,695)
Number of shares	—	—	—
Series A shares to be granted in LTIP	1	—	1
Number of shares	778,591	—	778,591

Amounts as of December 31, 2021	586,706	—	586,706
Number of shares	88,629,877	2	88,629,879
Reduction of capital stock adopted at the Board of Directors’ meeting on September 27, 2022	(39,530)	—	(39,530)
Number of shares	—	—	—
Cashless exercises of warrant adopted at Warrant Holders’ meeting on October 4, 2022	—	—	—
Number of shares	2,038,643	—	2,038,643
Share repurchase	(29,304)	—	(29,304)
Number of shares repurchased	(3,234,163)	—	(3,234,163)
Series A shares to be granted in LTIP	1	—	1
Number of shares	972,121	—	972,121

Amounts as of December 31, 2022	517,873	—	517,873
Number of shares	88,406,478	2	88,406,480

1)	Series A Shares
On August 15, 2017, the Company concluded its IPO in the BMV; as a result, 65,000,000 Series A ordinary shares were issued.
On December 18, 2017, a capital increase for up to 1,000 was approved to support the Company’s initial business combination. To account for such increase, a total of 100,000,000 Series A shares were issued, which were held in the Company’s Treasury for their subsequent subscription and payment.
As disclosed in Note 34, on March 22, 2018, the Company’s shareholders approved that the aforementioned 8,750,000 be held in Treasury to implement the LTIP.
Moreover, on April 4, 2018, the Company conducted its initial business combination for 653,781 less issuance costs for 26,199. Thus, and after issuing and placing certain Company shares, settling some of those shares and converting all Series B shares into Series A shares, a total of 70,409,315 Series A shares were outstanding as of that date.
On February 13, 2019, the Company completed the sale of 5,500,000 series A shares to Kensington Investments B.V.
On July 25, 2019, the Company made a public offering in Mexico and the United States by placing 10,906,257 Series A shares. Both offerings were made at a price equal to USD 9.25 per Series A share. For the global offering, the Company obtained funds net of issuance expenses for 91,143.
On December 14, 2021, the Shareholders’ Meeting approved the reduction of the variable portion of the Company’s capital stock of 72,695, for the absorption of accumulated losses as of September 30,2021, shown on the Company’s nonconsolidated financial statements. This transaction did not require the cancellation of Series A shares as they have no nominal value. Likewise, this operation did not generate any tax effect in Mexico.
On September 27, 2022, the Board of Directors Meeting approved the reduction of the variable portion of the Company’s capital stock of 39,530, for the absorption of accumulated losses as of August 31, 2022, shown on the Company’s nonconsolidated financial statements. On December 7, 2022, through Ordinary General Shareholders’ Meeting this transaction was ratified.

This transaction did not require the cancellation of Series A shares as they have no nominal value. Likewise, this operation did not generate any tax effect in Mexico.
On October 4, 2022 the meeting of holders of the Warrants issued by the Company (identified with the ticker symbol “VTW408A-EC001” – the “Warrants”), approved the amendments to the warrant indenture and the global certificate that covers such Warrants, by means of which a cashless exercise mechanism was implemented that entitles the holders, to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned (see Note 18.3). As a result, a maximum of 3,215,483 shares will become outstanding once all Warrants are converted. Thus, as of December 31, 2022, a total of 2,038,643 Series A shares were issued (For further information see Note 36). They have no nominal value, and the remaining amount was recognized under “Other equity instruments”.
On April 26 and December 7, 2022, through the Extraordinary and Ordinary General Shareholders’ Meeting, the Company’s shareholders approved the creation of a fund to acquire own shares for 23,840 and 25,625 based on the Company’s nonconsolidated financial statements (see Note 21.2). During the year ended as of December 31, 2022 the Company repurchased 3,234,163 Series “A” share for a total amount of 29,304, which, as of the date of issuance of these consolidated financial statements, are held in treasury. As of the date of these consolidated financial statements this operation did not generate any tax effect in Mexico.
As of December 31, 2022 and 2021, the Company’s variable capital stock amounts to 88,406,478 and 88,629,877 fully subscribed and paid Series A shares with no face value, respectively, each entitled to one vote. As of December 31, 2022 and 2021, the Company’s authorized capital includes 40,385,761 and 40,162,362 Series A ordinary shares held in Treasury that may be used with warrants and LTIP.

2)	Series C
The variable portion of capital stock is an unlimited amount according to the Company’s bylaws and laws applicable, whereas the fixed amount is divided into 2 Class C shares.

21.2 Legal reserve and share repurchase reserve
Under Mexican Business Associations Law, the Company is required to allocate 5% of net profit for the year to increase the legal reserve until it is equal to 20% of capital based on the Company’s nonconsolidated financial statements.
On April 26, 2022, through the Ordinary and Extraordinary General Shareholders’ Meeting, the Company’s shareholders approved the creation of a fund to acquire own shares for 23,840, and the creation of the legal reserve for 1,255, both based on the Company’s nonconsolidated financial statements.
On December 7, 2022, through the Ordinary General Shareholders’ Meeting, the Company’s shareholders approved an increase of a fund to acquire own shares for 25,625 and the increase of the legal reserve for 1,348, both based on the Company’s nonconsolidated financial statements.
21.3 Capital risk management
Upon managing its capital, the Company aims at protecting its capacity to continue operating as a going concern and generate profit for its shareholders and benefits for other stakeholders, as well as maintain an optimal capital structure.
To such end, the Company can adjust the amount of dividends paid to shareholders or repay capital; issue new shares; or implement programs to repurchase shares or sell assets to reduce the payable amount. The Company monitors its capital based on the leverage ratio. This ratio is calculated by dividing: (i) the net debt (borrowings and liabilities for total leases less cash, banks and short-term investments) by (ii) total equity (shareholders’ equity plus reserves disclosed in the statement of financial position).
The leverage ratio as of December 31, 2022, and 2021, is as follows:

	As of December 31, 2022	As of December 31, 2021
Total borrowings and lease liabilities	578,526	638,047
Less: Cash, bank balances and other short-term investments	(244,385)	(315,013)

Net debt	334,141	323,034
Total equity	844,060	565,259

Leverage ratio	40.00%	57.00%
No changes were made in capital management objectives, policies or processes for the years ended December 31, 2022, and 2021.